Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Gross profit	$ 31,984	$ 31,481	[1]	$ 31,207	[1]
Current assets	23,367	23,186
Current liabilities	37,156	34,383
Associates [member]
Disclosure of associates [line items]
Gross profit	(233)	(4)		58
Current assets	108	100		57
Current liabilities	$ 9	$ 16		$ 99

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.